Operating expenses (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Staff expenses
Employee remuneration, entitlements and on-costs	$ 4,292	$ 4,133	$ 4,005
Superannuation expense	386	380	369
Share-based payments	95	113	135
Restructuring costs	114	75	92
Total staff expenses	4,887	4,701	4,601
Occupancy expenses
Operating lease rentals	632	648	622
Depreciation of property and equipment	245	291	285
Other	156	134	125
Total occupancy expenses	1,033	1,073	1,032
Technology expenses
Amortisation and impairment of software assets	620	628	571
Depreciation and impairment of IT equipment	141	158	156
Technology services	721	639	672
Software maintenance and licences	342	313	277
Telecommunications	209	190	181
Data processing	77	80	72
Total technology expenses	2,110	2,008	1,929
Other expenses
Professional and processing services	824	755	741
Amortisation and impairment of intangible assets and deferred expenditure	138	192	216
Postage and stationery	182	217	217
Advertising	173	155	156
Credit card loyalty programs	126	152	144
Non-lending losses	133	73	81
Other expenses	86	108	100
Total other expenses	1,662	1,652	1,655
Total operating expenses	9,692	9,434	9,217
Professional and processing services
Services provided by external suppliers	271	268	283
Operations processing	195	184	196
Consultants	151	162	120
Credit assessment	58	53	60
Legal and audit fees	111	61	51
Regulatory fees and share market related costs	38	27	$ 31
Parent Entity
Staff expenses
Employee remuneration, entitlements and on-costs	3,537	3,371
Superannuation expense	315	314
Share-based payments	97	96
Restructuring costs	97	68
Total staff expenses	4,046	3,849
Occupancy expenses
Operating lease rentals	565	579
Depreciation of property and equipment	196	235
Other	134	111
Total occupancy expenses	895	925
Technology expenses
Amortisation and impairment of software assets	567	572
Depreciation and impairment of IT equipment	124	139
Technology services	564	512
Software maintenance and licences	289	269
Telecommunications	183	163
Data processing	76	78
Total technology expenses	1,803	1,733
Other expenses
Professional and processing services	638	515
Amortisation and impairment of intangible assets and deferred expenditure	21	169
Postage and stationery	152	179
Advertising	127	107
Credit card loyalty programs	101	118
Non-lending losses	112	58
Impairment/(reversal of impairment) on investments in subsidiaries	44	7
Other expenses	162	238
Total other expenses	1,357	1,391
Total operating expenses	$ 8,101	$ 7,898